Unaudited Interim Condensed Consolidated Statements of Cash Flow - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	Feb. 28, 2022	Feb. 28, 2021
Operating
Net loss	$ (1,002)	$ (164)	$ (3,160)	$ (1,799)
Items not involving cash:
Non-cash items (Note 24)	786	(2,445)	1,673	(1,944)
Cost of shares and warrants issuance	684	665	684	665
Changes in non-cash working capital:
Amounts receivable	(38)	21	(80)	(176)
Inventory	(308)	(80)	(646)	(290)
Prepaid and other assets	(552)	(75)	(370)	(61)
Trade, other payables and accrued liabilities	1,823	490	337	267
Current income tax payable	151		151
Cash provided by (used in) operating activities	1,544	(1,588)	(1,411)	(3,338)
Investing
Exploration and evaluation assets and expenditures		(1,679)	(2,192)	(3,529)
Proceeds from gold sales		433	535	1,110
Purchase of mineral property, plant and equipment	(3,109)	(11)	(4,015)	(54)
Cash used in investing activities	(3,109)	(1,257)	(5,672)	(2,473)
Financing
Proceeds from issuance of shares and warrants	7,147	24,400	7,147	24,400
Issue costs	(572)	(1,839)	(572)	(1,839)
Repayment of leases				(27)
Proceeds from issuance of convertible debentures				1,000
Cash provided by financing activities	6,575	22,561	6,575	23,534
Net increase (decrease) in cash	5,010	19,716	(508)	17,723
Cash, beginning of period	7,929	2,060	13,447	4,053
Cash, end of period	12,939	21,776	12,939	21,776
Non-cash transactions:
Value of shares issued on conversion of debentures		5,957		7,015
Value of shares issued on settlement of agent commitment fees	373	(80)	373
Value of shares issued on settlement of debt		$ (75)	$ 98